Derivative instruments - Schedule Of Derivative Financial Assets And Liabilities (Details) - One Month Secured Overnight Financing Rate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest Rate Swap [Member] | March 31, 2026 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	$ 225,840
Derivative, Fixed rate	2.10%
Derivative Instruments, Maturity Date	Mar. 31, 2026
Derivative, Effective date	Mar. 31, 2022
Derivative, Fair Value	$ 597	$ 4,766
Forward Starting Interest Rate Swap | December 31, 2027 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	$ 110,047
Derivative, Fixed rate	3.30%
Derivative Instruments, Maturity Date	Dec. 31, 2027
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (102)	736
Forward Starting Interest Rate Swap | March 31, 2028 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	$ 101,000
Derivative, Fixed rate	3.60%
Derivative Instruments, Maturity Date	Mar. 31, 2028
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (756)	$ 0